Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenues	$ 402,928	$ 399,276	$ 392,900
Vessel operating expenses	(95,808)	(99,949)	(94,536)
General and administrative	(23,860)	(20,444)	(18,960)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	37,596	34,573	37,630
Vessel operating expenses	(12,703)	(10,847)	(10,319)
General and administrative	$ (13,708)	$ (11,959)	$ (11,901)